Share capital	12 Months Ended
Dec. 31, 2020
Share capital
Share capital

13.            Share capital

Authorized share capital

Unlimited number of common shares without par value.

At December 31, 2020, the Company had 89,309,563 issued and outstanding common shares (December 31, 2019 – 37,049,374).

On March 27, 2020, the Company contracted with Stifel, Nicolaus & Company, Incorporated and Roth Capital Partners, LLC (each, an “Agent”, and collectively, the “Agents”) to sell common shares of the Company (the “Shares”) having an aggregate offering price of up to $30,000,000 through the Agents (the “Sales Agreement March”). On July 13, 2020, the Company and the Agents amended the Sales Agreement March to increase the aggregate offering price up to US$59,500,000.

On December 21, 2020, the Company contracted with the Agents to sell Shares having an aggregate offering price of up to $100,000,000 through the Agents (the “Sales Agreement December”).

In accordance with the terms of the Sales Agreement March and Sales Agreement December, the Company may offer and sell Shares from time to time through the Agent selected by the Company (the “Designated Agent”), acting as sales agent or, with consent of the Company, as principal. The shares may be offered and sold by any method permitted by law deemed to be an “at the market” (“ATM”) offering as defined in Rule 415 promulgated under the Securities Act, including sales made directly on or through Nasdaq or on any other existing trading market for the Shares, and, if expressly authorized by the Company, in negotiated transactions.

From March 30, 2020 to September 24, 2020, the Company issued 28,978,936 common shares for the ATM offering under the Sales Agreement March for gross proceeds of $59,499,993. Share issue costs related to the ATM offering were $1,786,315.

From December 22 to December 30, 2020, the Company issued 7,520,000 common shares for the ATM offering under the Sales Agreement December for gross proceeds of $53,441,008. Share issue costs related to the ATM offering were $1,444,088.

On June 10, 2020, the Company entered into definitive agreements with institutional investors to sell an aggregate of 10,000,000 common shares of the Company at a price of $2.00 per share for gross proceeds of $20,000,000 (the “Offering”).  The Offering was priced “at market” under the rules of Nasdaq.  The Offering was closed on June 12, 2020. The Company received gross proceeds of $20,000,000 with share issue costs of $1,350,000.

During the year ended December 31, 2020, the Company issued 5,242,389 shares for warrants exercised by investors for proceeds of $32,597,096 (2019 – 1,116, 323 shares for proceeds of $3,634,734)

During the year ended December 31, 2020, the Company issued 518,864 shares for options exercised by investors for proceeds of $950,971 (2019 – 137,304 shares for proceeds of $83,382)

Basic and fully diluted loss per share

The calculation of basic and fully diluted loss per share for year ended December 31, 2020 was based on the net loss attributable to common shareholders of $63,046,905 (2019 - $23,212,698; 2018 - $7,745,313) and the weighted average number of common shares outstanding of 58,352,766 (2019-  35,998,152; 2018 – 26,582,664). Fully diluted loss per share did not include the effect of 13,008,364 stock options (2019 – 12,908,315; 2018 – 4,756,174), 15,070,883 warrants (2019 – 20,603,396; 2018 – 22,369,718), 44,623 DSUs (2019 – Nil; 2018 – Nil) and 507,829 RSUs (2019 – Nil; 2018 – Nil) as the effect would be anti-dilutive.

Stock options

The Company adopted its Plan on July 9, 2020, which provides that the Board of Directors of the Company may from time to time, in its discretion, grant to directors, officers, employees and consultants of the Company non-transferable stock options to purchase common shares, provided that the number of common shares reserved for issuance will not exceed 30,000,000.  Such stock options will be exercisable for a period of up to 10 years from the date of grant. Stock options may be exercised no later than 90 days following cessation of the optionee’s position with the Company unless any exercise extension has been approved in advance by the Plan Administrator.

Stock options granted vest based on terms and conditions set out in the stock option agreements themselves.  On exercise, each stock option allows the holder to purchase one common share of the Company or to exchange common share of the Company cashless base on formula set in the option agreement.

The changes in stock options during the years ended December 31, 2020 and 2019 are as follows:

	December 31, 2020		December 31, 2019
		Weighted		Weighted
	Number of	average exercise	Number of	average
	options	price	options	exercise price
Options outstanding, beginning	12,908,315	$2.03	4,756,174	$2.12
Options granted	1,790,000	3.47	8,755,000	2.26
Options exercised	(632,822)	1.83	(137,304)	0.41
Options forfeited	(952,129)	2.85	(190,555)	5.96
Options expired/cancelled	(105,000)	6.34	(275,000)	9.27
Options outstanding, ending	13,008,364	$2.14	12,908,315	$2.03

Details of stock options outstanding as at December 31, 2020 were as follows:

			Number of
	Weighted average	Number of options	options
Exercise Price	contractual life	outstanding	exercisable
$0.30 CAD	1.45	2,152,273	2,152,273
$0.80 CAD	1.95	387,211	387,211
$2.00 CAD	3.14	122,604	114,104
$1.80	5.80	120,000	120,000
$1.91	5.93	5,050,000	2,953,285
$2.45	5.59	1,250,000	1,250,000
$2.53	3.30	131,818	131,818
$2.62	1.48	700,000	328,125
$3.40	5.22	1,045,000	1,045,000
$3.41	6.56	1,400,727	535,314
$3.77	7.37	295,000	66,355
$5.00	2.92	193,629	193,629
$6.18	4.61	25,000	15,107
$9.60	3.87	135,102	104,379
		13,008,364	9,396,600

The weighted average grant date fair value of stock options granted during the year ended December 31, 2020 was $1.58 (2019‑ $1.17). The fair value was calculated using the Black-Scholes option pricing model using the following weighted average assumptions:

	Year ended December 31, 2020	Year ended December 31, 2019
Expected life of options	3-5 years	3-5 years
Annualized volatility	62.29%	62.29%
Risk-free interest rate	0.29% - 0.42%	1.25% - 1.58%
Dividend rate	0%	0%

During the year ended December 31, 2020, the Company recognized stock-based compensation expense of $5,559,181 (2019 - $5,147,573;  2018 - $2,491,078 ) for stock options granted.

Warrants

On exercise, each warrant allows the holder to purchase one common share of the Company or to exchange common share of the Company cashless base on formula set in the warrant agreement.

The changes in warrants during the year ended December 31, 2020 and 2019 are as follows:

	December 31, 2020		December 31, 2019
		Weighted		Weighted
	Number of	average	Number of	average
	warrants	exercise price	warrants	exercise price
Warrants outstanding, beginning	20,603,396	$3.57	22,369,718	$3.81
Warrants exercised	(5,387,200)	2.49	(1,116,322)	2.85
Warrants expired	(145,313)	1.49	(650,000)	15.35
Warrants outstanding, ending	15,070,883	$4.01	20,603,396	$3.57

At December 31, 2020, all warrants outstanding were exercisable. Details of warrants outstanding as at December 31, 2020 were as follows:

	Weighted average	Number of warrants
Exercise Price	contractual life	outstanding
Non-Transferable Warrants
$0.80 CAD - $16.00 CAD	0.90 years	9,231,196
$2.00 USD - $24.00 USD	2.67 years	1,338,319
Transferable Warrants
$4.25 USD	2.60 years	4,501,368
Warrants outstanding, ending	1.56 years	15,070,883

DSUs

DSUs are stock-based awards that may be granted by the Company to certain eligible participants pursuant to its Plan. DSUs are accounted for as equity-settled share based payment transactions as the terms of a DSU provide the Company with the choice of whether to settle in cash or by issuing equity instruments. The Company measures the cost of equity-settled share-based transactions by reference to the fair value of the equity instruments at the date at which they are granted and is recorded in the statement of comprehensive loss in the period they are granted (immediate vesting)

The changes in DSUs during the year ended December 31, 2020 were as follows:

	December 31, 2020

		Weighted average
	Number of options	exercise price
DSUs outstanding, beginning	—	$—
DSUs granted	44,623	3.41
DSUs exercised	—	—
DSUs outstanding, ending	44,623	$3.41

Details of DSUs outstanding as at December 31, 2020 are as follows:

	Weighted	Number of
Deemed value	average	DSUs	Number of DSUs
	contractual life	outstanding	exercisable
$3.41	9.56	44,623	44,623

During the year ended December 31, 2020, the Company recognized stock-based compensation expense of $153,266 (2019 and 2018 - $Nil) for DSUs granted during the period.

RSUs

RSUs are stock-based awards that may be granted by the Company to certain eligible participants pursuant to its current Plan which was ratified by Company shareholders on July 9, 2020. RSUs are accounted for as equity-settled share based payment transactions as the obligations under an RSU will be settled through the issuance of common shares. The Company measures the cost of equity-settled share-based transactions by reference to the fair value of the equity instruments at the date at which they are granted and is recorded in the statement of comprehensive loss over the vesting period.

The changes in RSUs during the year ended December 31, 2020 were as follows:

	December 31, 2020

		Weighted average
	Number of options	exercise price
RSUs outstanding, beginning	—	$—
RSUs granted	507,849	3.44
RSUs exercised	—	—
RSUs outstanding, ending	507,849	$3.44

Details of RSUs outstanding as at December 31, 2020 were as follows:

	Weighted	Number of
Deemed value	average	RSUs	Number of RSUs
	contractual life	outstanding	exercisable
$3.44	9.56	507,849	—

During the year ended December 31, 2020, the Company recognized stock-based compensation expense of $548,538  (2019 and 2018 - $Nil) for RSUs granted during the period.